Summitry Equity Fund
Schedule of Investments
October 31, 2022 - (Unaudited)
COMMON STOCKS — 97.71% Shares Fair Value
Communications — 18.49%
Alphabet, Inc., Class A
(a)
40,360 $ 3,814,423
Meta Platforms, Inc., Class A
(a)
17,010 1,584,652
Netflix, Inc.
(a)
7,352 2,145,902
Walt Disney Co. (The)
(a)
27,550 2,935,177
10,480,154
Consumer Discretionary — 24.39%
Amazon.com, Inc.
(a)
10,760 1,102,254
CarMax, Inc.
(a)
35,318 2,225,387
Dollar General Corp. 5,287 1,348,449
Lowe's Companies, Inc. 11,159 2,175,447
Ross Stores, Inc. 33,360 3,192,219
Starbucks Corp. 24,128 2,089,244
Ulta Beauty, Inc.
(a)
4,046 1,696,771
13,829,771
Financials — 11.37%
Berkshire Hathaway, Inc., Class B
(a)
9,778 2,885,390
Charles Schwab Corp. (The) 23,800 1,896,146
Wells Fargo & Co. 36,142 1,662,171
6,443,707
Health Care — 5.64%
Agilent Technologies, Inc. 13,234 1,830,924
Medtronic PLC 15,630 1,365,124
3,196,048
Industrials — 4.42%
Northrop Grumman Corp. 2,218 1,217,704
W.W. Grainger, Inc. 2,203 1,287,323
2,505,027
Technology — 33.40%
Fiserv, Inc.
(a)
33,915 3,484,428
Mastercard, Inc., Class A 7,019 2,303,495
Microsoft Corp. 11,600 2,692,708
Nintendo Co. Ltd. - ADR 170,175 1,722,171
Salesforce.com, Inc.
(a)
9,555 1,553,547
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 30,199 1,858,748
Visa, Inc., Class A 14,477 2,999,056
Zebra Technologies Corp., Class A
(a)
8,214 2,326,369
18,940,522
Total Common Stocks (Cost $44,599,741) 55,395,229
MONEY MARKET FUNDS - 2.44%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 2.91%
(b)
1,383,452 1,383,452
Total Money Market Funds (Cost $1,383,452) 1,383,452

Summitry Equity Fund
Schedule of Investments (continued)
October 31, 2022 - (Unaudited)
Total Investments — 100.15% (Cost $45,983,193) $ 56,778,681
Liabilities in Excess of Other Assets — (0.15)% (84,191)
NET ASSETS — 100.00% $ 56,694,490
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2022.
ADR - American Depositary Receipt